Financial risk management - Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 1,200,739	R$ 1,317,218
Carrying amount of financial liabilities	830,864	537,785
Financial assets
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	587,245	904,362
Financial assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	587,245
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	295,974	209,773
Loans and financing | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	295,974
Lease payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	106,179	126,082
Lease payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	106,179
Suppliers
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		24,007
Accounts payable for the acquisition of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	100,786	R$ 83,069
Accounts payable for the acquisition of subsidiaries | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	40,866
Accounts payable for the acquisition of subsidiaries | Level 3
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 59,920